Derivative financial and operating assets and liabilities - Summary of outstanding notional amounts by due date (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	34,383	35,617
Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	17,795	20,404
Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	14,924	12,286
Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	91	30
Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,573	2,897
Due within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	20,962	21,440
Due within one year | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	16,057	19,279
Due within one year | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	3,617	71
Due within one year | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	35	11
Due within one year | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,253	2,079
Due between one and five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	13,421	14,177
Due between one and five years | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,738	1,125
Due between one and five years | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	11,307	12,215
Due between one and five years | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	56	19
Due between one and five years | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	320	818